Intangible Assets - Schedule of Amortization Expense (Details) (10K) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization	$ 154				$ 744
Successor [Member]
Amortization		$ 926	$ 1,907	$ 2,621
Predecessor [Member]
Amortization	$ 154				$ 744